Components of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 231,221	¥ 204,326
Unguaranteed residual values	8,863	8,195
Executory costs	(2,598)	(2,275)
Unearned income	(27,521)	(24,955)
Financing Receivable, Gross , Total	209,965	185,291
Less allowance for credit losses	(6,908)	(7,039)	(7,983)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	203,057	178,252
Less current portion	(74,168)	(66,337)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	¥ 128,889	¥ 111,915